Document and Entity Information	0 Months Ended
Nov. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 25, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Apr. 30, 2014
Kellner Merger Fund | Class A
Risk/Return:
Trading Symbol	GAKAX
Kellner Merger Fund | Institutional Class
Risk/Return:
Trading Symbol	GAKIX
Kellner Event Fund | Class A
Risk/Return:
Trading Symbol	KEFAX
Kellner Event Fund | Institutional Class
Risk/Return:
Trading Symbol	KEFIX